8. Promissory Note - Related Party	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Promissory Note - Related Party

Note 8 – Promissory Note - Related Party

On March 15, 2019, when the Company purchased AVX Design & Integration, Inc. the Company agreed to pay the predecessor owner with promissory note as one of the forms of consideration. The note was $50,000 with a fixed interest rate of 6% per annum payable in 12 equal monthly payments commencing on June 1st, 2019 with interest calculated from the initial payment date through the date in which all amount due under the note is paid off. As of December 31, 2019, the balance of the promissory note was $50,000 and $1,750 accrued interest incurred for the nine months and 15 days ended December 31, 2019. The note and interest amount of $50,000 and $1,831 were paid off on January 10, 2020.